Leases - Operating Leases Recognized in the Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Assets
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other long-term assets
Other long-term assets	$ 32,929
Liabilities
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Current portion of operating lease liabilities	$ 10,417	$ 0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Other long-term liabilities	$ 24,180
Total lease liabilities	$ 34,597